UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE SMALL CAP FUND

FORM N-Q

JULY 31, 2016

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 2.0%
Gentex Corp.	743,000	$13,128,810

Diversified Consumer Services - 2.2%
Service Corporation International	500,000	13,860,000

Hotels, Restaurants & Leisure - 4.9%
Chuy’s Holdings Inc.	212,004	7,148,775	*
Fogo De Chao Inc.	297,063	4,048,969	*
Planet Fitness Inc., Class A Shares	378,000	7,749,000	*
Potbelly Corp.	515,000	6,710,450	*
Red Robin Gourmet Burgers Inc.	120,000	5,803,200	*

Total Hotels, Restaurants & Leisure		31,460,394

Household Durables - 0.9%
Taylor Morrison Home Corp., Class A Shares	362,270	5,886,887	*

Media - 0.7%
Gray Television Inc.	480,000	4,752,000	*

Specialty Retail - 3.6%
Monro Muffler Brake Inc.	160,000	10,019,200
Murphy USA Inc.	170,000	13,028,800	*

Total Specialty Retail		23,048,000

TOTAL CONSUMER DISCRETIONARY		92,136,091

CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 1.4%
United Natural Foods Inc.	180,000	8,996,400	*

Food Products - 2.1%
TreeHouse Foods Inc.	130,000	13,414,700	*

Personal Products - 0.5%
Inter Parfums Inc.	105,000	3,416,700

TOTAL CONSUMER STAPLES		25,827,800

ENERGY - 1.6%
Energy Equipment & Services - 0.8%
Frank’s International NV	393,000	4,841,760

Oil, Gas & Consumable Fuels - 0.8%
Sanchez Energy Corp.	820,000	5,198,800	*

TOTAL ENERGY		10,040,560

FINANCIALS - 22.3%
Banks - 6.9%
First Interstate BancSystem Inc., Class A Shares	360,000	10,454,400
Hancock Holding Co.	279,000	8,088,210
LegacyTexas Financial Group Inc.	377,000	10,752,040
Popular Inc.	228,000	7,681,320
Talmer Bancorp Inc., Class A Shares	340,000	7,146,800

Total Banks		44,122,770

Capital Markets - 2.0%
PennantPark Investment Corp.	853,084	6,287,229
Triangle Capital Corp.	343,055	6,823,364

Total Capital Markets		13,110,593

Consumer Finance - 2.5%
OneMain Holdings Inc.	400,000	11,536,000	*
PRA Group Inc.	170,000	4,736,200	*

Total Consumer Finance		16,272,200

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Insurance - 3.1%
Assured Guaranty Ltd.	255,000	$6,831,450
Kinsale Capital Group Inc.	168,750	3,083,062	*
ProAssurance Corp.	200,000	10,332,000

Total Insurance		20,246,512

Real Estate Investment Trusts (REITs) - 5.5%
American Homes 4 Rent, Class A Shares	520,000	11,284,000
Lexington Realty Trust	590,000	6,413,300
Potlatch Corp.	240,000	9,180,000
Summit Hotel Properties Inc.	585,000	8,295,300

Total Real Estate Investment Trusts (REITs)		35,172,600

Thrifts & Mortgage Finance - 2.3%
Radian Group Inc.	313,504	4,044,202
Washington Federal Inc.	420,000	10,500,000

Total Thrifts & Mortgage Finance		14,544,202

TOTAL FINANCIALS		143,468,877

HEALTH CARE - 12.9%
Biotechnology - 2.9%
Amarin Corp. PLC, ADR	2,300,000	6,095,000	*
Ironwood Pharmaceuticals Inc.	335,000	4,733,550	*
Ligand Pharmaceuticals Inc.	57,000	7,688,160	*

Total Biotechnology		18,516,710

Health Care Equipment & Supplies - 3.0%
Endologix Inc.	626,000	8,832,860	*
LivaNova PLC	85,000	4,424,250	*
Quotient Ltd.	1,082,319	6,277,450	*

Total Health Care Equipment & Supplies		19,534,560

Health Care Providers & Services - 4.7%
Brookdale Senior Living Inc.	221,020	4,082,240	*
HealthEquity Inc.	425,000	12,546,000	*
Molina Healthcare Inc.	106,000	6,021,860	*
Surgical Care Affiliates Inc.	140,000	7,281,400	*

Total Health Care Providers & Services		29,931,500

Health Care Technology - 1.6%
Press Ganey Holdings Inc.	265,000	10,578,800	*

Life Sciences Tools & Services - 0.7%
INC Research Holdings Inc., Class A Shares	100,000	4,451,000	*

TOTAL HEALTH CARE		83,012,570

INDUSTRIALS - 14.3%
Aerospace & Defense - 1.4%
HEICO Corp.	127,002	8,827,909

Airlines - 0.7%
Allegiant Travel Co.	37,000	4,801,490

Building Products - 1.4%
Continental Building Products Inc.	398,000	9,333,100	*

Commercial Services & Supplies - 1.2%
Copart Inc.	159,000	8,019,960	*

Machinery - 0.9%
CIRCOR International Inc.	104,000	5,921,760

Marine - 1.2%
Matson Inc.	200,000	7,474,000

Professional Services - 1.4%
ICF International Inc.	210,000	8,689,800	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Road & Rail - 2.2%
Landstar System Inc.	120,000	$8,458,800
Marten Transport Ltd.	265,000	5,737,250

Total Road & Rail		14,196,050

Trading Companies & Distributors - 3.9%
GATX Corp.	240,000	10,735,200
Rush Enterprises Inc., Class A Shares	318,000	7,307,640	*
Triton International Ltd.	425,000	7,135,750

Total Trading Companies & Distributors		25,178,590

TOTAL INDUSTRIALS		92,442,659

INFORMATION TECHNOLOGY - 20.0%
Electronic Equipment, Instruments & Components - 3.8%
ePlus Inc.	90,000	7,569,900	*
Methode Electronics Inc.	290,000	10,158,700
MTS System Corp.	145,000	6,877,350

Total Electronic Equipment, Instruments & Components		24,605,950

Internet Software & Services - 6.4%
2U Inc.	300,000	10,494,000	*
Criteo SA, ADR	148,000	6,540,120	*
DHI Group Inc.	775,000	5,649,750	*
Q2 Holdings Inc.	372,000	11,040,960	*
WebMD Health Corp.	120,000	7,321,200	*

Total Internet Software & Services		41,046,030

IT Services - 2.8%
CSG Systems International Inc.	234,000	9,420,840
EVERTEC Inc.	504,000	8,668,800

Total IT Services		18,089,640

Semiconductors & Semiconductor Equipment - 4.5%
Applied Micro Circuits Corp.	1,061,000	6,981,380	*
Power Integrations Inc.	125,000	7,133,750
Semtech Corp.	339,510	8,630,344	*
Veeco Instruments Inc.	380,000	6,372,600	*

Total Semiconductors & Semiconductor Equipment		29,118,074

Software - 2.5%
AVG Technologies NV	414,000	10,238,220	*
Manhattan Associates Inc.	105,000	6,095,250	*

Total Software		16,333,470

TOTAL INFORMATION TECHNOLOGY		129,193,164

MATERIALS - 3.5%
Chemicals - 1.7%
Balchem Corp.	170,000	10,857,900

Metals & Mining - 1.8%
Hi-Crush Partners LP	488,401	5,650,800
Steel Dynamics Inc.	233,000	6,249,060

Total Metals & Mining		11,899,860

TOTAL MATERIALS		22,757,760

UTILITIES - 3.3%
Electric Utilities - 2.5%
PNM Resources Inc.	234,000	8,040,240
Portland General Electric Co.	185,000	8,078,950

Total Electric Utilities		16,119,190

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 0.8%
Dynegy Inc.		350,000	$5,295,500	*

TOTAL UTILITIES			21,414,690

TOTAL COMMON STOCKS (Cost - $532,450,433)			620,294,171

INVESTMENTS IN UNDERLYING FUNDS - 1.5%
FINANCIALS - 1.5%
Main Street Capital Corp. (Cost - $8,684,058)		276,667	9,254,511	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $541,134,491)			629,548,682

	RATE
SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $14,191,955)	0.460%	14,191,955	14,191,955

TOTAL INVESTMENTS - 99.9% (Cost - $555,326,446#)			643,740,637
Other Assets in Excess of Liabilities - 0.1%			895,300

TOTAL NET ASSETS - 100.0%			$644,635,937

*	Non-income producing security.

(a)	Security is a business development company.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust ( the “Trust”). The Trust a Maryland statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$620,294,171	—	—	$620,294,171
Investments in Underlying Funds	9,254,511	—	—	9,254,511

Total Long-Term Investments	$629,548,682	—	—	$629,548,682

Short-Term Investments†	$14,191,955	—	—	$14,191,955

Total Investments	$643,740,637	—	—	$643,740,637

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$120,778,439
Gross unrealized depreciation	(32,364,248)

Net unrealized appreciation	$88,414,191

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016